Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 3,692	$ 1,284	$ 15,938
Cash - restricted	158	158	281
Investment securities	0	3,046	27,451
Prepaid expenses and other current assets	344	729	826
Total current assets	4,194	5,217	44,496
Facilities and equipment, net	25	49	219
Other assets			135
Licensed products, net	5,770	6,377	7,592
Total assets	9,989	11,643	52,442
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,161	392	849
Accrued liabilities	926	1,224	7,679
Current portion of note payable and capital lease obligations			8,599
Total current liabilities	2,087	1,616	17,127
Long-term liabilities:
Note payable, noncurrent portion, net of debt discounts			10,186
Capital lease obligations, noncurrent portion	1,618	1,574	1,485
Total long-term liabilities	1,618	1,574	11,671
Commitments and contingencies
Shareholders' equity:
Preferred stock	2	2	4
Common stock	1,197	971	842
Additional paid-in capital	451,228	446,415	430,971
Other comprehensive income/(loss)	0	8	(17)
Accumulated deficit	(446,143)	(438,943)	(408,156)
Total shareholders' equity	6,284	8,453	23,644
Total liabilities and shareholders' equity	$ 9,989	$ 11,643	$ 52,442